UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3418

CALVERT CASH RESERVES

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Six months ended March 31, 2012

Item 1.  Report to Stockholders.

[CCR Semi-Annual Report to Shareholders]

# Calvert Cash Reserves Institutional Prime Fund

**Semi-Annual Report**
March 31, 2012

Calvert INVESTMENTS

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Dear Shareholders:

PERFORMANCE

For the six-month period ended March 31, 2012, Calvert Cash Reserves Institutional Prime Money Market Fund returned 0.005%.

Its benchmark, the Lipper Institutional Money Market Funds Average, returned 0.03% for the same period.

MARKET REVIEW

The six-month reporting period began with great angst as financial markets struggled to recover from disruptions, including the eurozone sovereign debt crisis; the credit rating downgrade of U.S. government debt by Standard & Poor’s, which led to a sharp global selloff in “risk” assets, including U.S. corporate bonds; and reduced expectations for global economic growth. Concerted and major action by the world’s largest central banks helped stabilize markets, and continued, gradual improvement in U.S. economic data helped the market recover. By the beginning of October, equity and corporate bond markets had begun a rally that continued through the end of the reporting period.

Since the U.S. mortgage crisis began in earnest in late 2007, a major catalyst for market rallies has been the anticipated and actual moves of the world’s major central banks. The central banks did not disappoint last summer. The earliest response to the market dislocations in the summer of 2011 came from the U.S. Federal Reserve Bank (Fed), which extended the expected timeframe for its near-zero interest rate policy through late 2014. The Fed took additional actions to hold down the yields on Treasuries, encouraging investors to take more risk.

The Fed’s actions were a salve, but investors remained worried about the prospects for a disorderly Greek default and the possibility that Italy and Spain might have difficulty in the debt markets. The euro-area banking system started to freeze. U.S. money-market funds stopped short-term lending to most euro-area banks. However, major central banks agreed to reopen currency swap lines, and funding markets began to defrost. Investors’ concerns persisted until early December when the European Central Bank (ECB) stepped in with a substantial package of easing provisions that included three-year loans to banks, easier loan collateral rules, and a rate cut of 25 basis points (a basis point is 0.01 percentage points). After that, Spain and Italy were able to roll their maturing debt at much lower interest rates, Greece negotiated a debt restructuring and was approved for a new bailout, and central banks in Britain, Japan, and China eased monetary policy further.

The concerted action of central banks, especially the ECB, stimulated a strong rally in riskier assets such as equities and corporate bonds. Volatility in these markets dropped sharply and liquidity improved. Yields on safe-haven government bonds rose. Over the course of the reporting period, the yield on the benchmark 10-year Treasury note increased by 20 basis points to 2.22%. The trend was supported by a string of positive U.S. economic reports, especially regarding the labor market. As of March 2012, the U.S. unemployment rate had fallen from 9% to 8.2%. The U.S. housing market remained weak, but there were signs of a bottom. The inflation rate rose, but expectations for inflation remain constrained. Perhaps hoping to offset pressure from opponents of its unprecedented easy monetary policy, the Fed announced a 2% inflation-rate target. Money-market rates remain very low, pinned down by Fed policy.

OUTLOOK

We started 2012 with a cautiously optimistic outlook, and we retain that view. Economic and financial challenges remain largely unchanged. Euro-area troubles have receded somewhat, but many of the underlying issues remain unresolved. The U.S. economy is growing at a better pace, but remains encumbered by the baggage of the financial crisis, including a weak housing market, heavier regulation, and bitterly divided political leadership in an election year. Prospects for healthy global economic growth are dimmer. We expect money-market rates to remain very low over the next six months.

Calvert Investment Management, Inc.
May 2012

www.calvert.com CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND SEMI-ANNUAL REPORT (UNAUDITED) 1

% OF TOTAL
INVESTMENT ALLOCATION	INVESTMENTS
Municipal Obligations	1.4%
Variable Rate Demand Notes	83.9%
U.S. Government Agencies
and Instrumentalities	4.2%
U.S. Treasury	10.4%
Time Deposit	0.1%
Total	100%

AVERAGE ANNUAL TOTAL RETURN
(period ended 3/31/12)
Six months	0.005%
One year	0.01%
Five year	1.51%
Ten year	2.05%

7-DAY SIMPLE/EFFECTIVE YIELD
(as of 3/31/12)
7-day simple yield	0.01%
7-day effective yield	0.01%

Total return assumes reinvestment of dividends.The performance data shown represents past performance and does not guarantee future results. All performance data reflects fee waivers and/ or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. Investment return will fluctuate so that current performance may be lower or higher than the performance data quoted. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Visit www.calvert.com for current performance data.

www.calvert.com CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND SEMI-ANNUAL REPORT (UNAUDITED) 2

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transactional costs if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD*
	10/1/11	3/31/12	10/1/11 - 3/31/12
Actual	$1,000.00	$1,000.05	$1.37
Hypothetical	$1,000.00	$1,023.63	$1.39
(5% return per
year before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 0.27%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

www.calvert.com CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND SEMI-ANNUAL REPORT (UNAUDITED) 3

SCHEDULE OF INVESTMENTS
MARCH 31, 2012

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 1.3%	AMOUNT	VALUE
Oregon GO Bonds, 2.00%, 6/29/12	$2,000,000	$2,008,646

Total Municipal Obligations (Cost $2,008,646)		2,008,646

VARIABLE RATE DEMAND NOTES - 80.6%
2880 Stevens Creek LLC, 0.60%, 11/1/33, LOC: Bank of the West (r)	970,000	970,000
Albany New York IDA Civic Facilities Revenue:
0.50%, 5/1/27, LOC: Bank of America (r)	2,040,000	2,040,000
0.88%, 5/1/27, LOC: Bank of America (r)	465,000	465,000
Alexandria Virginia IDA Revenue, 0.36%, 7/1/30, LOC: Bank of America (r)	500,000	500,000
Bayfront Regional Development Corp., 0.17%, 11/1/27, LOC: PNC Bank (r)	290,000	290,000
Birmingham Alabama Industrial Development Board Revenue, 0.28%, 5/1/29, LOC: Renasant
Bank, C/LOC: FHLB (r)	2,725,000	2,725,000
Bochasanwasi Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 0.25%, 6/1/22, LOC:
Comerica Bank (r)	715,000	715,000
Caddo Parish Industrial Development Board, Inc. Revenue, 1.30%, 2/1/33, LOC: Iberia Bank,
C/LOC: FHLB (r)	2,305,000	2,305,000
California HFA Revenue, 0.15%, 8/1/33, CEI: Fannie Mae & Freddie Mac (r)	905,000	905,000
California Statewide Communities Development Authority MFH Revenue, 0.31%, 8/1/32,
LOC: U.S. Bank (r)	370,000	370,000
Cassia County Industrial Development Corp. Revenue, 0.39%, 8/1/26, LOC: RaboBank
Group, C/LOC: RaboBank (r)	4,000,000	4,000,000
Chelsea Michigan Economic Development Corp. LO Revenue, 0.20%, 10/1/36, LOC:
Comerica Bank (r)	460,000	460,000
CIDC-Hudson House LLC New York Revenue, 0.60%, 12/1/34, LOC: Hudson River
Bank & Trust, C/LOC: FHLB (r)	1,385,000	1,385,000
Collier County Florida Finance Authority MFH Revenue, 0.18%, 7/15/34, CEI: Fannie Mae (r)	2,200,000	2,200,000
Colorado HFA Revenue, 0.17%, 10/15/16, CEI: Fannie Mae (r)	100,000	100,000
Congress/Commons LLC, 0.34%, 12/1/50, LOC: First Chicago Bank & Trust, C/LOC: FHLB (r) .	4,165,000	4,165,000
District of Columbia HFA MFH Revenue, 0.17%, 11/1/38, CEI: Freddie Mac (r)	215,000	215,000
District of Columbia Revenue, 0.17%, 4/1/38, LOC: PNC Bank (r)	1,020,000	1,020,000
Franklin County Ohio Health Care Revenue, 0.17%, 11/1/34, LOC: PNC Bank (r)	985,000	985,000
Haskell Capital Partners Ltd., 0.22%, 9/1/20, LOC: Branch Bank & Trust (r)	510,000	510,000
Hayward California MFH Revenue, 0.25%, 5/1/38, CEI: Freddie Mac (r)	1,010,000	1,010,000
HFDC of Central Texas, Inc. Retirement Facilities Revenue, 0.48%, 11/1/38,
LOC: Sovereign Bank (r)	4,365,000	4,365,000
Hills City Iowa Health Facilities Revenue, 0.21%, 8/1/35, LOC: U.S. Bank (r)	1,500,000	1,500,000
Illinois Development Finance Authority Revenue, 0.18%, 6/1/19, LOC: Northern Trust Co. (r)	1,280,000	1,280,000
Illinois Toll Highway Authority Revenue:
0.17%, 7/1/30, LOC: Northern Trust Co. (r)	2,000,000	2,000,000
0.18%, 7/1/30, LOC: Bank of Tokyo-Mitsubishi UFJ (r)	2,000,000	2,000,000
Kenner Theatres LLC, 0.31%, 2/1/42, LOC: First NBC Bank, C/LOC: FHLB (r)	2,500,000	2,500,000
Lake Martin Area Alabama IDA Revenue, 0.32%, 11/1/31, LOC: Comerica Bank (r)	1,920,000	1,920,000
Manteca Redevelopment Agency Tax Allocation, 0.20%, 10/1/42, LOC: State Street
Bank & Trust (r)	2,280,000	2,280,000
Massachusetts Development Finance Agency Revenue:
0.25%, 9/1/16, LOC: TD Bank (r)	1,200,000	1,200,000
0.42%, 9/1/34, LOC: Signature Bank, C/LOC: Bank of New York Mellon (r)	1,750,000	1,750,000
Massachusetts Health & Educational Facilities Authority Revenue, 0.25%, 7/1/39,
LOC: RBS Citizens, C/LOC: FHLB (r)	3,640,000	3,640,000

www.calvert.com CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND SEMI-ANNUAL REPORT (UNAUDITED) 4

	PRINCIPAL
VARIABLE RATE DEMAND NOTES - CONT’D	AMOUNT	VALUE
Michigan Strategic Fund LO Revenue, 0.66%, 9/1/22, LOC: Bank of America (r)	$2,660,000	$2,660,000
Mississippi Business Finance Corp. Revenue:
0.19%, 3/1/17, LOC: PNC Bank (r)	1,400,000	1,400,000
0.24%, 4/1/37, LOC: Wells Fargo Bank (r)	2,195,000	2,195,000
Montgomery County Pennsylvania Redevelopment Authority MFH Revenue:
Forge Gate Apts. Project, 0.22%, 8/15/31, CEI: Fannie Mae (r)	2,100,000	2,100,000
Kingswood Apts. Project, 0.20%, 8/15/31, CEI: Fannie Mae (r)	1,645,000	1,645,000
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue,
0.18%, 6/1/34, LOC: U.S. Bank (r)	1,476,000	1,476,000
Ness Family Partners LP, 0.64%, 9/1/34, LOC: Bank of the West (r)	4,895,000	4,895,000
New Britain Connecticut GO Revenue, 0.32%, 2/1/26, LOC: JP Morgan Chase Bank (r)	685,000	685,000
New Hampshire Business Finance Authority Revenue, 0.23%, 10/1/37, LOC: TD Bank (r)	980,000	980,000
New York City Housing Development Corp. MFH Revenue, 0.18%, 1/1/40, CEI: Freddie Mac (r).	800,000	800,000
New York State HFA Revenue:
0.17%, 11/15/29, CA: Fannie Mae (r)	2,000,000	2,000,000
0.17%, 5/15/33, CEI: Fannie Mae (r)	100,000	100,000
0.15%, 11/15/38, CEI: Fannie Mae (r)	2,200,000	2,200,000
New York State MMC Corp. Revenue, 0.60%, 11/1/35, LOC: JPMorgan Chase Bank (r)	2,280,000	2,280,000
Orange County Florida HFA MFH Revenue:
0.29%, 10/15/32, CEI: Fannie Mae (r)	170,000	170,000
0.23%, 8/15/35, CEI: Fannie Mae (r)	965,000	965,000
Overseas Private Investment Corp.:
0.13%, 1/15/21, GA: U.S. Government (r)	4,000,000	4,000,000
0.07%, 6/15/31, GA: US Government (r)	1,974,359	1,974,359
Palm Beach County Florida Revenue, 0.21%, 1/1/34, LOC: TD Bank (r)	1,695,000	1,695,000
Prevea Clinic, Inc., 0.24%, 12/1/34, LOC: Wells Fargo Bank (r)	3,710,000	3,710,000
Rhode Island Student Loan Authority Revenue, 0.16%, 6/1/48, LOC: State Street Bank & Trust (r)	2,300,000	2,300,000
Rural Electric Co-op Grantor Trust Certificates, 0.35%, 12/18/17, BPA: JPMorgan Chase Bank (r) .	13,305,000	13,305,000
SunAmerica Trust Revenue, 0.60%, 7/1/41, CEI: Freddie Mac (r)	344,000	344,000
Terre Haute Indiana Revenue, 0.48%, 8/1/36, LOC: Sovereign Bank (r)	1,000,000	1,000,000
Tuscaloosa County Alabama IDA Gulf Opportunity Zone Revenue:
0.21%, 3/1/27, LOC: JPMorgan Chase Bank (r)	1,300,000	1,300,000
0.16%, 4/1/28, LOC: Bank of Nova Scotia (r)	3,000,000	3,000,000
Upper Illinois River Valley Development Authority Revenue, 0.33%, 1/1/38,
LOC: First Chicago Bank & Trust, C/LOC: FHLB (r)	4,000,000	4,000,000
Utah Housing Corp. Single Family Revenue, 0.20%, 7/1/36, CEI: Fannie Mae & Freddie Mac (r)	232,000	232,000
Virginia Commonwealth University Health System Authority Revenue, 0.20%,
7/1/37, LOC: Branch Bank & Trust (r)	2,000,000	2,000,000
Washington MFH Finance Commission Revenue, 0.22%, 5/15/35, CEI: Fannie Mae (r)	545,000	545,000
Wausau Wisconsin Community Development Authority Revenue, 0.91%, 11/1/38,
LOC: JPMorgan Chase Bank (r)	1,485,000	1,485,000
Wisconsin Health & Educational Facilities Authority Revenue, 0.14%, 4/1/35, LOC: U.S. Bank (r).	1,975,000	1,975,000

Total Variable Rate Demand Notes (Cost $121,186,359)		121,186,359

u.s. government agencies anD instrumentalities - 4.0%
Fannie Mae Discount Notes, 0.17%, 6/18/12	4,000,000	3,998,527
Federal Home Loan Bank Discount Notes, 0.23%, 8/3/12	2,000,000	1,998,415

Total U.S. Government Agencies And Instrumentalities (Cost $5,996,942)		5,996,942

www.calvert.com CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND SEMI-ANNUAL REPORT (UNAUDITED) 5

	PRINCIPAL
U.S. TREASURY - 10.0%	AMOUNT	VALUE
United States Treasury Notes:
0.375%, 8/31/12	$4,000,000	$4,003,805
0.375%, 10/31/12	2,000,000	2,002,377
0.625%, 1/31/13	3,000,000	3,012,041
1.375%, 2/15/13	2,000,000	2,021,503
0.625%, 2/28/13	2,000,000	2,008,606
1.375%, 3/15/13	2,000,000	2,022,257

Total U.S. Treasury (Cost $15,070,589)		15,070,589

TIME DEPOSIT - 0.1%
State Street Bank Time Deposit, 0.113%, 4/2/12	153,358	153,358

Total Time Deposit (Cost $153,358)		153,358

TOTAL INVESTMENTS (Cost $144,415,894) - 96.0%	144,415,894
Other assets and liabilities, net - 4.0%	6,018,057
net assets - 100%	$150,433,951

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:
BPA: Bond Purchase Agreement
C/LOC: Confirming Letter of Credit
CA: Collateral Agreement
CEI: Credit Enhancement Instrument
GA: Guaranty Agreement
LOC: Letter of Credit

Abbreviations:
FHLB: Federal Home Loan Bank
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
MFH: Multi-Family Housing

See notes to financial statements.

www.calvert.com CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND SEMI-ANNUAL REPORT (UNAUDITED) 6

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2012

ASSETS
Investments in securities, at value (Cost $144,415,894) - see accompanying schedule	$144,415,894
Receivable for securities sold	6,590,062
Receivable for shares sold	1,169,348
Interest receivable	75,252
Other assets	26,656
Total assets	152,277,212

LIABILITIES
Payable for shares redeemed	1,783,271
Payable to Calvert Investment Management, Inc.	33,407
Payable to Calvert Investment Administrative Services, Inc.	6,435
Payable to Calvert Investment Services, Inc.	66
Accrued expenses and other liabilities	20,082
Total liabilities	1,843,261

NET ASSETS	$150,433,951

NET ASSETS CONSIST OF:
Paid-in capital applicable to 150,520,634 shares of beneficial interest,
unlimited number of no par value shares authorized	150,522,371
Undistributed net investment income	529
Accumulated net realized gain (loss) on investments	(88,949)

NET ASSETS	$150,433,951

NET ASSET VALUE PER SHARE	$1.00

See notes to financial statements.

www.calvert.com CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND SEMI-ANNUAL REPORT (UNAUDITED) 7

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2012

NET INVESTMENT INCOME
Investment Income:
Interest income	$231,881
Total investment income	231,881

Expenses:
Investment advisory fee	205,364
Transfer agency fees and expenses	2,368
Trustees’ fees and expenses	6,220
Administrative fees	41,073
Custodian fees	22,030
Contract services	21,499
Accounting fees	12,719
Registration fees	11,260
Reports to shareholders	668
Professional fees	13,347
Miscellaneous	3,547
Total expenses	340,095
Reimbursement from Advisor	(114,665)
Fees paid indirectly	(23)
Net expenses	225,407

NET INVESTMENT INCOME	6,474

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	1,241

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$7,715

See notes to financial statements.

www.calvert.com CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND SEMI-ANNUAL REPORT (UNAUDITED) 8

STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS	2012	2011
Operations:
Net investment income	$6,474	$50,878
Net realized gain (loss)	1,241	—

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,715	50,878

Distributions to shareholders from:
Net investment income	(8,229)	(47,195)
Total distributions	(8,229)	(47,195)

Capital share transactions:
Shares sold	129,526,080	296,558,293
Reinvestment of distributions	8,179	46,697
Shares redeemed	(152,909,619)	(344,437,303)
Total capital share transactions	(23,375,360)	(47,832,313)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(23,375,874)	(47,828,630)

NET ASSETS
Beginning of period	173,809,825	221,638,455
End of period (including undistributed net investment
income of $529 and $2,284, respectively)	$150,433,951	$173,809,825

CAPITAL SHARE ACTIVITY
Shares sold	129,526,080	296,558,293
Reinvestment of distributions	8,179	46,697
Shares redeemed	(152,909,619)	(344,437,303)
Total capital share activity	(23,375,360)	(47,832,313)

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Institutional Prime Fund (“the Fund”), the sole series of Calvert Cash Reserves, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers shares of beneficial interest to the public with no sales charge.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). All securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Generally, if the credit quality is sufficient, amortized cost approximates the current fair value of these securities, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

	VALUATION INPUTS
Investments in Securities*	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$21,067,531	-	$21,067,531
Municipal obligations	-	2,008,646	-	2,008,646
Variable rate demand notes	-	121,186,359	-	121,186,359
Other debt obligations	-	153,358	-	153,358

TOTAL	-	$144,415,894	-	$144,415,894

* For a complete listing of investments, please refer to the Schedule of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

www.calvert.com CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND SEMI-ANNUAL REPORT (UNAUDITED) 10

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers. For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used. In addition, for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement. ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc. (“Calvert”), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives a monthly fee based on an annual rate of .25% of average daily net assets.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through January 31, 2013. The contractual expense cap is .40%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense offset credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

The Advisor voluntarily reimbursed the Fund for expenses of $103,175 to maintain a positive yield during the six months ended March 31, 2012.

Calvert Investment Administrative Services, Inc. (“CIAS”), an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .05% of the average daily net assets of the Fund.

Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund.

Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CIS received a fee of $397 for the six months ended March 31, 2012. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $45,000 plus up to $2,000 for each Board and Committee meeting attended. The Board chair and Committee chairs each receive an additional $5,000 annual retainer. Trustee’s fees are allocated to each of the funds served.

NOTE C — INVESTMENT ACTIVITY

The Fund may purchase securities, typically short-term variable rate demand notes, from or sell to other funds managed by the Advisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2012, such purchase and sales transactions were $113,315,000 and $151,985,000, respectively.

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE
30-Sep-12	($5,583)
30-Sep-18	(84,607)

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Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of March 31, 2012, the federal income tax cost of investments was $144,415,894.

NOTE D — LINE OF CREDIT

A financing agreement is in place between the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2012.

For the six months ended March 31, 2012, borrowings by the Fund under the Agreement were as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$2,599	1.42%	$366,572	March 2012

NOTE E – SUBSEQUENT EVENTS

In preparing the financial statements as of March 31, 2012, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

Effective May 2, 2012, UNIFI Mutual Holding Company changed its name to Ameritas Mutual Holding Company.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
	2012		2011	2010
Net asset value, beginning	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	.0001		.0002	.001
Distributions from:
Net investment income	(.0001)		(.0002)	(.001)
Net asset value, ending	$1.00		$1.00	$1.00

Total return*	.005%		.02%	.15%
Ratios to average net assets:A
Net investment income	01	% (a)	.03%	.15%
Total expenses	41	% (a)	.40%	.37%
Expenses before offsets	27	% (a)	.33%	.37%
Net expenses	27	% (a)	.33%	.37%
Net assets, ending (in thousands)	$150,434		$173,810	$221,638

	YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
	2009		2008	2007
Net asset value, beginning	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	.014		.034	.051
Distributions from:
Net investment income	(.014)		(.034)	(.051)
Net asset value, ending	$1.00		$1.00	$1.00
Total return*	1.41%		3.46%	5.20%
Ratios to average net assets:A
Net investment income	1.11%		3.33%	5.07%
Total expenses	.40%		.41%	.46%
Expenses before offsets	.38%		.28%	.29%
Net expenses	.38%		.27%	.27%
Net assets, ending (in thousands)	$312,212		$135,106	$185,543

A   Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(a) Annualized.

*  Total return is not annualized for periods less than one year.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification. statement of assets anD liaBilities

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments. statement of net assets

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values. statement of oPerations

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative service fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period. statement of changes in net assets

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www. sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BASIS FOR BOARD’S APPROVAL OF INVESTMENT ADVISORY CONTRACT

At a meeting held on December 7, 2011, the Board of Trustees, and by a separate vote, the disinterested Trustees, approved the continuance of the Investment Advisory Agreement between Calvert Cash Reserves and the Advisor with respect to the Fund.

In evaluating the Investment Advisory Agreement, the Board considered a variety of information relating to the Fund and the Advisor. The disinterested Trustees reviewed a report prepared by the Advisor regarding various services provided to the Fund by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor’s personnel and the Advisor’s revenue and cost of providing services to the Fund, and a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable mutual funds.

The disinterested Trustees were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement. Prior to voting, the disinterested Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.

In the course of its deliberations regarding the Investment Advisory Agreement, the Board considered the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the Advisor’s financial condition; the level and method of computing the Fund’s advisory fee; comparative performance, fee and expense information for the Fund; the profitability of the Calvert Family of Funds to the Advisor and its affiliates; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with the Fund; the effect of the Fund’s growth and size on the Fund’s performance and expenses; the Advisor’s compliance programs and policies; the Advisor’s performance of substantially similar duties for other funds; and any possible conflicts of interest.

In considering the nature, extent and quality of the services provided by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor’s investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board’s familiarity with management through Board of Trustees’ meetings, discussions and other reports. The Board considered the Advisor’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Advisor’s compliance with applicable policies and procedures, includ-

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ing those related to personal investing. The Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Board observed that the scope of services provided by the Advisor generally had expanded over time as a result of regulatory, market and other changes. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Advisor under the Investment Advisory Agreement.

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. In addition, the Board took into account overall financial market conditions. The Board also reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund’s total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by an independent third party in its report. This comparison indicated that Fund performed above the median of its peer group for the three- and five-year periods ended June 30, 2011 and performed at the median of its peer group for the one-year period ended June 30, 2011. The data also indicated that the Fund outperformed its Lipper index for the three- and five-year periods ended June 30, 2011 and underperformed its Lipper index for the one-year period ended June 30, 2011. Based upon its review, the Board concluded that the Fund’s performance was satisfactory.

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with various comparative data for the funds in its peer group. Among other findings, the data indicated that the Fund’s advisory fee (after taking into account waivers and/or reimbursements) was above the median of its peer group and that total expenses (net of waivers and/or reimbursements) were above the median of its peer group. The Board noted that the allocation of advisory and administrative fees may vary among the Fund’s peer group. The Board also took into account the Advisor’s current undertaking to maintain an expense limitation for the Fund’s Class I shares. The Board also noted management’s discussion of the Fund’s expenses and certain factors that affected the level of such expenses. The Board noted that in 2011, the transfer agency fees paid by the Calvert Family of Funds had been renegotiated, resulting in an anticipated overall reduction in the transfer agency fees to be paid across the Calvert Family of Funds complex. Based upon its review, the Board concluded that the advisory fee was reasonable in view of the high quality of services received by the Fund from the Advisor and other factors considered.

The Board reviewed the Advisor’s profitability on a fund-by-fund basis. In reviewing the overall profitability of the advisory fee to the Fund’s Advisor, the Board also considered the fact that affiliates of the Advisor provided shareholder servicing, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included Calvert’s operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Family of Funds complex. The Board reviewed the profitability of the Advisor’s relationship with the Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether the Advisor had the financial wherewithal to continue to provide a high level of services to the Fund. The Board noted that the Advisor had reimbursed expenses of the Fund. The Board also noted the Advisor’s current undertaking to maintain an expense limitation for the Fund’s Class I shares. The Trustees also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that the Advisor’s and its affiliates’ level of profitability from their relationship with the Fund was reasonable.

The Board considered the effect of the Fund’s current size and its potential growth on its performance and expenses. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time given the Fund’s current size. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

In reapproving the Investment Advisory Agreement, the Board, including the disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

CONCLUSIONS

The Board reached the following conclusions regarding the Investment Advisory Agreement, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains appropriate compliance programs; (c) the performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and to relevant indices; (d) the Advisor is likely to execute its investment strategies consistently over time; and (e) the Fund’s advisory fee is reasonable relative to those of similar funds and to the services to be provided by the Advisor. Based on its conclusions, the Board determined that reapproval of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

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This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745 or visit www. calvert.com.

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a)        This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)        Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There are no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since registrant last provided disclosure in response to this Item.

Item 11.  Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-

3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)   Not applicable.

(b)        A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.  The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT CASH RESERVES

By:       /s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            President -- Principal Executive Officer

Date: June 1, 2012

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            President -- Principal Executive Officer

Date: June 1, 2012

            /s/  Ronald M. Wolfsheimer

            Ronald M. Wolfsheimer

            Treasurer -- Principal Financial Officer

Date: June 1, 2012